Offerings - Offering: 1	May 14, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Rule 457(a)	true
Security Type	Equity
Security Class Title	Common Stock
Amount Registered | shares	10,374,334
Proposed Maximum Offering Price per Unit	13.78
Maximum Aggregate Offering Price	$ 142,958,322.52
Fee Rate	0.01381%
Amount of Registration Fee	$ 19,742.54
Offering Note	Estimated solely for the purpose of calculating the registration fee in accordance with Rule 457(c) under the Securities Act of 1933, as amended, based on the average of the high ($14.05) and low ($13.51) prices of the shares of common stock of the registrant as reported on The New York Stock Exchange on May 7, 2026 (such date being within five business days prior to the date that this registration statement on Form S-3 was filed with the Securities and Exchange Commission).